Leases - Lessor Leases - Undiscounted lease receipts from operating leases (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 437	£ 513
Less than 12 months
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	154	139
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	123
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	83
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	48
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	17
After 1 year but within 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received		325
Over 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	£ 12	£ 49